UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21869

NexPoint Credit Strategies Fund (formerly, Pyxis Credit Strategies Fund)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Pyxis Capital, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

NexPoint Credit Strategies Fund

Semi-Annual Report

June 30, 2012

NexPoint Credit Strategies Fund (formerly Pyxis Credit Strategies Fund)

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Policy

We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information. We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;
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Disclosure of Information. We may share the information we collect with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information. We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

FUND PROFILE (unaudited)

NexPoint Credit Strategies Fund

Objective

The NexPoint Credit Strategies Fund (the “Fund”) seeks to provide both current income and capital appreciation.

Total Net Assets of Common Shares as of June 30, 2012

$444.5 million

Portfolio Data as of June 30, 2012

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 06/30/12 (%)*
BBB	0.2
BB	15.9
B	39.6
CCC	5.6
CC	1.5
NR**	37.2

Top 5 Sectors as of 06/30/12 (%)*
Broadcasting	14.4
Chemicals	10.4
Healthcare	10.2
Service	9.2
Information Technology	8.0

Top 10 Holdings as of 06/30/12 (%)*
Genesys Ventures IA, LP (Common Stocks)	6.2
ComCorp Broadcasting, Inc. (US Senior Loans)	5.4
Young Broadcasting Holding Co., Inc. (Common Stocks)	3.2
TPC Group LLC (Corporate Notes and Bonds)	2.6
PL Propylene LLC (US Senior Loans)	2.3
Sabre, Inc. (US Senior Loans)	2.2
Texas Competitive Electric Holdings Company, LLC (US Senior Loans)	2.0
Momentive Performance Materials, Inc. (Corporate Notes and Bonds)	1.9
US Airways Group, Inc. (US Senior Loans)	1.9
Azithromycin Royalty Sub LLC (Corporate Notes and Bonds)	1.6

*	Quality is calculated as a percentage of total senior loans, asset-backed securities, corporate notes and bonds. Sectors and holdings are calculated as a percentage of total assets, excluding cash invested in Registered Investment Companies. The quality ratings reflected were issued by Standard & Poor’s, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying loans and bonds in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change.

**	NR is a designation for a security that is not rated by a Nationally Recognized Statistical Organization.

Semi-Annual Report	3

FINANCIAL STATEMENTS

June 30, 2012	NexPoint Credit Strategies Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per common share is calculated by dividing net assets by the number of common shares outstanding as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations applicable to common shareholders.

Statements of Changes in Net Assets	These statements detail how the Fund’s net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of common shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per common share was affected by the Fund’s operating results. The Financial Highlights also disclose the Fund’s performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

4	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

US Senior Loans (a) - 66.6%

AEROSPACE - 5.9%
1,950,313	Delta Air Lines, Inc. 2009 Term Loan, 4.25%, 03/07/16	1,896,679
1,837,821	2011 Term Loan, 5.50%, 04/20/17	1,838,400
1,441,714	Hawker Beechcraft Acquisition Co. LLC Series A New Term Loan (b)	837,996
2,209,671	IAP Worldwide Services, Inc. Second Lien Term Loan, 13.50%, 06/28/13	1,856,124
5,713,000	TransDigm, Inc. Tranche B-1 Term Loan, 4.00%, 02/14/17	5,714,771
1,930,300	Tranche B-2 Term Loan, 4.00%, 02/14/17	1,935,927
12,592,838	US Airways Group, Inc. Term Loan, 2.75%, 03/21/14	12,034,094

		26,113,991

BROADCASTING - 14.4%
1,381,833	ComCorp Broadcasting, Inc. Revolving Loan, 9.00%, 10/03/12 (c) (d)	1,344,939
35,950,043	Term Loan, 9.00%, 04/03/13 (c) (d)	34,990,176
7,957,736	Cumulus Media Holdings, Inc. First Lien Term Loan, 5.75%, 09/17/18	7,949,221
1,500,000	Second Lien Term Loan, 7.50%, 03/18/19	1,515,945
1,732,500	Raycom TV Broadcasting, LLC Tranche B Term Loan, 4.50%, 05/31/17	1,697,850
4,770,704	TWCC Holding Corp. Term Loan, 4.25%, 02/13/17	4,774,688
12,410,125	Univision Communications, Inc. Extended First Lien Term Loan, 4.50%, 03/31/17 (e)	11,773,176

		64,045,995

CABLE/WIRELESS VIDEO - 0.7%
9,600,938	Broadstripe, LLC First Lien Term Loan, (b) (c)	1,281,725
944,441	Revolver, (b) (c)	126,083
1,753,066	WideOpenWest Finance, LLC. Series A New Term Loan, 6.74%, 06/30/14	1,749,428

		3,157,236

CHEMICALS - 3.3%
7,481,250	Ineos US Finance LLC Cash Dollar Term Loan, 6.50%, 05/04/18 (e)	7,340,976
1,496,250	Momentive Performance Materials Tranche B-3 Term Loan, 3.75%, 05/05/15	1,421,437

Principal Amount ($)		Value ($)

CHEMICALS (continued)
1,597,107	W.R. Grace & Co. 5 Year Revolver, (b)	3,029,176
1,597,107	Revolving Credit Loan, (b)	3,029,176

		14,820,765

DIVERSIFIED MEDIA - 2.9%
2,493,455	Cengage Learning Acquisitions, Inc. Term Loan, 2.50%, 07/03/14	2,320,647
4,018,074	Tranche B Term Loan (Extending), 5.75%, 07/05/17	3,471,616
2,900,418	Cydcor, Inc. First Lien Tranche B Term Loan, 9.00%, 02/05/13	2,900,418
3,000,000	Second Lien Tranche B Term Loan, 12.00%, 02/05/14 (c)	3,031,500
3,433,646	Endurance Business Media, Inc. Term Loan, 6.50%, 12/14/14	1,030,094

		12,754,275

ENERGY - 5.8%
208,889	Alon USA Energy, Inc. Edington Facility, 2.50%, 08/05/13	202,100
1,671,111	Paramount Facility, 2.50%, 08/05/13	1,616,800
4,000,000	Arch Coal, Inc. Term Loan, 5.75%, 05/16/18	3,940,420
14,962,500	PL Propylene LLC Tranche B Term Loan, 7.00%, 03/27/17	15,140,180
4,906,926	Walter Energy, Inc. B Term Loan, 04/02/18 (e)	4,822,600

		25,722,100

FOOD/TOBACCO - 1.5%
932,312	Burger King Corp. Tranche B Term Loan, 4.50%, 10/19/16	930,098
984,925	Dean Foods Co. 2016 Tranche B Term Loan, 3.25%, 04/02/16	971,623
984,925	2017 Tranche B Term Loan, 3.50%, 04/02/17	971,692
331,476	OSI Restaurant Partners, LLC Pre-Funded RC Loan, 0.06%, 06/14/13	327,125
3,340,778	Term Loan, 2.56%, 06/14/14	3,296,930

		6,497,468

GAMING/LEISURE - 2.4%
3,937,249	Ginn LA Conduit Lender, Inc. First Lien Tranche A Credit-Linked Deposit (b)	127,961
8,438,203	First Lien Tranche B Term Loan (b)	274,242

See accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

US Senior Loans (continued)

GAMING/LEISURE (continued)
3,000,000	Harrah’s Las Vegas Propco, LLC Senior Loan, 3.23%, 02/13/13	2,309,460
7,266,478	LLV Holdco, LLC Exit Revolving Loan, 5.00%, 12/31/12 (d) (f) (g)	6,721,492
1,399,073	Senior Secured Facility, 13.91%, 07/15/12 (d) (f) (g)	1,399,983
7,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan (b)	35,000

		10,868,138

HEALTHCARE - 1.7%
6,473,734	Kinetic Concepts, Inc. Dollar Term B-1 Loan, 7.00%, 05/04/18 (e)	6,538,472
980,271	Universal Health Services, Inc. Tranche B Term Loan 2011, 3.75%, 11/15/16	968,939

		7,507,411

HOUSING - 0.1%
2,800,947	LBREP/L-Suncal Master I, LLC First Lien Term Loan (b) (c)	212,872

INFORMATION TECHNOLOGY - 7.1%
4,705,356	Avaya Inc. Term Loan B-3, 4.97%, 10/26/17	4,180,732
1,145,893	Dealer Computer Services, Inc. Tranche B Term Loan, 3.75%, 04/21/18	1,146,134
4,000,000	Kronos, Inc. Second Lien Tranche B-1 Term Loan, 10.46%, 06/11/18	4,047,500
4,975,000	Tranche C Term Loan, 6.25%, 12/28/17	4,989,502
5,000,000	Novell, Inc. First Lien Term Facility, 7.25%, 11/22/17	4,956,250
7,438,795	Vertafore, Inc. First Lien Term Loan, 5.25%, 07/29/16	7,415,549
5,000,000	Second Lien Term Loan, 9.75%, 10/29/17	4,989,575

		31,725,242

MANUFACTURING - 0.5%
2,289,034	Tomkins, LLC / Tomkins, Inc. Term Loan B-1, 4.25%, 09/29/16	2,292,182

RETAIL - 6.8%
3,971,844	Burlington Coat Factory Warehouse Corp. Term B-1 Loan, 5.50%, 02/23/17	3,959,154
10,334,043	Guitar Center, Inc. Extended Term Loan, 5.72%, 04/09/17 (e)	9,701,031

Principal Amount ($)		Value ($)

RETAIL (continued)
4,059,000	J. Crew Group, Inc. Term Loan, 4.75%, 03/07/18	4,017,395
6,420,083	Michaels Stores, Inc. B-2 Term Loan, 5.00%, 07/31/16	6,427,434
2,500,000	Neiman Marcus Group Inc. Term Loan, 4.75%, 05/16/18	2,476,725
3,547,533	Spirit Finance Corp. Term C Loan, 3.78%, 08/01/13	3,473,620

		30,055,359

SERVICE - 7.6%
9,250,000	EnergySolutions, LLC Term Loan, 08/15/16 (e)	8,598,615
3,003,844	First Data Corp. 2017 Dollar Term Loan, 5.25%, 03/24/17	2,870,548
7,500,000	2018 Dollar Term Loan, 4.25%, 03/23/18	6,900,488
15,153,154	Sabre, Inc. Extended Term Loan, 6.00%, 09/30/17	14,611,428
1,000,000	Thomson Reuters (Healthcare) Inc. Tranche B Term Loan, 6.75%, 06/06/19	1,001,250

		33,982,329

TELECOMMUNICATIONS - 1.4%
2,996,209	MetroPCS Wireless, Inc. Tranche B-3 Term Loan, 4.00%, 03/19/18 (e)	2,936,750
3,609,079	U.S. Telepacific Corp. Term Loan Advance, 5.75%, 02/23/17	3,356,443

		6,293,193

TRANSPORTATION - AUTOMOTIVE - 0.3%
1,166,596	Key Safety Systems, Inc. First Lien Term Loan, 2.60%, 03/08/14	1,128,974

TRANSPORTATION - LAND TRANSPORTATION - 1.3%
6,000,000	YRCW Receivables LLC Term B Loan, 11.25%, 09/30/14	5,805,000

UTILITY - 2.9%
1,982,379	GBGH, LLC First Lien Term Loan (b) (c)	176,630
21,329,417	Texas Competitive Electric Holdings Company, LLC Extended Term Loan 2017 Term Loan, 4.74%, 10/10/17	12,809,914

		12,986,544

	Total US Senior Loans (Cost $327,770,236)	295,969,074

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	NexPoint Credit Strategies Fund

Principal Amount		Value ($)

Foreign Denominated or Domiciled Senior Loans (a) - 6.1%

CANADA - 2.7% USD
2,487,500	Tervita Corp. Series A Term Loan, 6.50%, 11/14/14	2,490,609
9,796,314	Term Loan, 3.25%, 11/14/14	9,511,192

		12,001,801

GERMANY - 2.2% USD
9,845,000	Schaeffler AG Facility C2, 6.00%, 01/27/17 (e)	9,863,459

IRELAND - 0.7% USD
2,932,570	SSI Investments II Ltd. Term Loan, 6.50%, 05/26/17	2,961,896

NETHERLANDS - 0.3% USD
496,250	Harko C.V. Term B Dollar Loan, 5.75%, 08/02/17	496,096
922,605	Sensata Technology BV Term Loan, 4.00%, 05/12/18	918,712

		1,414,808

UNITED KINGDOM - 0.2% GBP
1,385,840	Henson No 4 Limited Facility B (b) (c)	484,109
1,387,050	Facility C (b) (c)	482,366

		966,475

	Total Foreign Denominated or Domiciled Senior Loans (Cost $28,746,833)	27,208,439

Principal Amount ($)

US Denominated Asset-Backed Securities (h) - 10.3%
2,000,000	ABCLO, Ltd. Series 2007-1A, Class C, 2.32%, 04/15/21 (i)	1,391,918
4,000,000	ACA CLO, Ltd. Series 2006-2A, Class B, 1.19%, 01/20/21 (i)	2,960,000
2,000,000	Series 2007-1A, Class D, 2.82%, 06/15/22 (i)	1,320,000
1,000,000	Babson CLO, Ltd. Series 2007-2A, Class D, 2.17%, 04/15/21 (i)	730,000

Principal Amount ($)		Value ($)
1,000,000	Bluemountain CLO, Ltd. Series 2007-3A, Class D, 1.87%, 03/17/21 (i)	700,500
2,000,000	Cent CDO, Ltd. Series 2007-15A, Class C, 2.72%, 03/11/21 (i)	1,389,360
2,000,000	Columbus Nova CLO, Ltd. Series 2007-1A, Class D, 1.82%, 05/16/19 (i)	1,360,000
1,000,000	Commercial Industrial Finance Corp. Series 2006-1BA, Class B2L, 4.47%, 12/22/20	690,500
962,970	Series 2006-2A, Class B2L, 4.47%, 03/01/21 (i)	680,156
2,500,000	Cornerstone CLO, Ltd. Series 2007-1A, Class C, 2.87%, 07/15/21 (i)	1,703,500
4,000,000	Goldman Sachs Asset Management CLO PLC Series 2007-1A, Class D, 3.22%, 08/01/22 (i)	2,860,000
847,661	Series 2007-1A, Class E, 5.47%, 08/01/22 (i)	614,554
1,000,000	Greywolf CLO, Ltd Series 2007-1A, Class D, 1.97%, 02/18/21 (i)	696,650
814,466	Series 2007-1A, Class E, 4.42%, 02/18/21 (i)	610,850
3,000,000	GSC Partners CDO Fund, Ltd. Series 2007-8A, Class C, 1.94%, 04/17/21 (i)	1,906,470
2,000,000	Hillmark Funding Series 2006-1A, Class C, 2.17%, 05/21/21 (i)	1,302,666
612,103	Series 2006-1A, Class D, 4.09%, 05/21/21 (i)	395,847
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class C, 1.17%, 01/20/21 (i)	735,000
1,000,000	Series 2006-1A, Class D, 1.87%, 01/20/21 (i)	650,000
2,000,000	Limerock CLO Series 2007-1A, Class D, 3.82%, 04/24/23 (i)	1,151,000
1,500,000	Madison Park Funding Ltd. Series 2007-5A, Class D, 3.97%, 02/26/21 (i)	1,140,150
1,000,000	Marquette US/European CLO, PLC Series 2006-1A, Class D1, 2.22%, 07/15/20 (i)	573,100
835,038	Navigator CDO, Ltd. Series 2006-2A, Class D, 3.97%, 09/20/20 (i)	559,893
1,000,000	Ocean Trails CLO Series 2006-1A, Class D, 4.22%, 10/12/20 (i)	635,100
2,500,000	Series 2007-2A, Class C, 2.82%, 06/27/22 (i)	1,668,750
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C, 1.87%, 04/18/21 (i)	618,823

See accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

US Denominated Asset-Backed Securities (continued)
826,734	Series 2007-1A, Class D, 4.07%, 04/18/21 (i)	544,454
5,000,000	Primus CLO, Ltd. Series 2007-2A, Class D, 2.87%, 07/15/21 (i)	3,340,500
1,889,756	Series 2007-2A, Class E, 5.22%, 07/15/21 (i)	1,129,318
4,000,000	Rampart CLO, Ltd. Series 2006-1A, Class C, 1.92%, 04/19/21 (i)	2,775,080
2,287,217	St. James River CLO, Ltd. Series 2007-1A, Class E, 4.77%, 06/11/21 (i)	1,475,255
1,200,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class B1L, 1.82%, 04/27/21 (i)	805,080
4,000,000	Stanfield McLaren CLO, Ltd. Series 2007-1A, Class B1L, 2.87%, 02/27/21 (i)	3,034,400
2,000,000	Stone Tower CLO, Ltd. Series 2007-6A, Class C, 1.82%, 04/17/21 (i)	1,317,000
2,000,000	Venture CDO, Ltd. Series 2007-9A, Class D, 4.62%, 10/12/21 (i)	1,495,000
1,000,000	Westbrook CLO, Ltd. Series 2006-1A, Class D, 2.17%, 12/20/20 (i)	717,000

	Total US Asset-Backed Securities (Cost $46,941,734)	45,677,874

Principal Amount

Foreign Denominated Asset-Backed Securities (h) - 0.9%

IRELAND - 0.9% EUR
2,000,000	Static Loan Funding Series 2007-1X, Class D, 5.93%, 07/31/17	2,144,697
2,000,000	Series 2007-1X, Class E, 8.43%, 07/31/17	2,055,864

	Total Foreign Asset-Backed Securities (Cost $5,727,379)	4,200,561

Principal Amount ($)

Corporate Notes and Bonds - 28.0%

BROADCASTING - 1.7%
2,000,000	Univision Communications, Inc. 6.88%, 05/15/19 (i)	2,070,000
5,000,000	7.88%, 11/01/20 (i)	5,375,000

		7,445,000

Principal Amount ($)		Value ($)

CHEMICALS – 7.3%
16,000,000	Momentive Performance Materials, Inc. 9.00%, 01/15/21	12,200,000
3,000,000	10.00%, 10/15/20 (i)	3,022,500
16,000,000	TPC Group LLC 8.25%, 10/01/17	17,000,000

		32,222,500

DIVERSIFIED MEDIA - 2.4%
4,300,000	Baker & Taylor, Inc. 11.50%, 07/01/13 (i)	2,504,750
8,000,000	Cengage Learning Acquisitions, Inc. 11.50%, 04/15/20 (i)	8,320,000

		10,824,750

ENERGY - 2.7%
2,785,000	Calumet Specialty Products Partners LP 9.38%, 05/01/19 (i)	2,805,888
300,000	9.63%, 08/01/20 (i)	306,000
4,000,000	Northern Tier Energy LLC 10.50%, 12/01/17 (i)	4,300,000
5,000,000	Venoco, Inc. 8.88%, 02/15/19	4,575,000

		11,986,888

FOOD AND DRUG - 1.0%
4,000,000	Rite Aid Corp. 10.38%, 07/15/16	4,252,500

FOREST PRODUCTS/CONTAINERS - 0.0%
411,667	NewPage Holding Corp. (b)	2,941

HEALTHCARE - 4.2%
14,639,416	Azithromycin Royalty Sub LLC (b) (i)	10,247,591
79,152,539	Celtic Pharma Phinco B.V. (b) (c) (i)	7,741,808
577,754	Pharma IV (Eszopiclone) 12.00%, 06/30/14 (i)	577,754

		18,567,153

INFORMATION TECHNOLOGY - 3.8%
9,500,000	Avaya, Inc. 7.00%, 04/01/19 (i)	8,858,750
3,000,000	Commscope, Inc. 8.25%, 01/15/19 (i)	3,187,500
4,422,000	Freescale Semiconductor, Inc. 10.13%, 03/15/18 (i)	4,853,145
357,689	New Holding, Inc. 15.00%, 03/12/13 (c)	204,741

		17,104,136

SERVICE - 2.5%
2,000,000	First Data Corp. 7.38%, 06/15/19 (i)	2,050,000
4,000,000	Sabre, Inc. 8.50%, 05/15/19 (i)	4,070,000
7,000,000	Travelport LLC 9.88%, 09/01/14	5,153,750

		11,273,750

8	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

Corporate Notes and Bonds (continued)

TELECOMMUNICATIONS - 0.8%

500,000	Digicel, Ltd. 7.00%, 02/15/20 (i)	488,750
3,115,000	MetroPCS Wireless, Inc. 7.88%, 09/01/18	3,247,388

		3,736,138

TRANSPORTATION - 1.1%
5,000,000	Visteon Corp. 6.75%, 04/15/19	4,887,500

TRANSPORTATION - AUTOMOTIVE - 0.0%
3,933,000	DPH Holdings Corp (b)	29,498
3,750,000	DPH Holdings Corp (b)	28,125
8,334,000	DPH Holdings Corp (b) (j)	62,505

		120,128

UTILITY - 0.5%
3,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/20 (i)	2,062,500

	Total Corporate Notes and Bonds (Cost $190,584,208)	124,485,884

Principal Amount

Foreign Corporate Notes and Bonds - 5.1%

NETHERLANDS - 0.5% EUR
2,117,500	Sensata Technologies BV 6.50%, 05/15/19 (i)	2,196,906

UNITED KINGDOM - 1.5% EUR
6,000,000	Ineos Group Holdings Ltd. 7.88%, 02/15/16 (i)	6,643,485

UNITED KINGDOM - 2.5% USD
	Ineos Finance PLC
5,325,000	8.38%, 02/15/19 (i)	5,524,688
5,500,000	7.50%, 05/01/20 (i)	5,568,750

		11,093,438

UNITED STATES - 0.6% EUR
3,000,000	Momentive Performance Materials, Inc. 9.50%, 01/15/21	2,703,080

	Total Foreign Corporate Notes and Bonds (Cost $22,239,107)	22,636,909

Principal Amount ($)		Value ($)

Claims (k) - 0.0%

OTHER - 0.0%
541,445	Hillcrest IV (c)	—

	Total Claims (Cost $541,445)	—

Shares

Common Stocks - 17.1%

BROADCASTING - 4.6%
2,010,616	Communications Corp. of America (c) (d) (k)	—
6,906	Young Broadcasting Holding Co., Inc., Class A (k)	20,718,000

		20,718,000

DIVERSIFIED MEDIA - 2.0%
1,000,000	Adelphia Recovery Trust	1,500
46,601	American Banknote Corp. (c) (k)	648,686
6,480	Endurance Business Media, Inc., Class A (k)	71,278
45,168	Fairpoint Communications, Inc. (k)	277,783
18,000	Gray Television, Inc., Class A (k)	24,210
308,875	Metro-Goldwyn-Mayer, Inc., Class A (k)	7,752,763

		8,776,220

GAMING/LEISURE - 0.1%
13	LLV Holdco, LLC - Litigation Trust Units (c) (d) (k)	—
26,712	LLV Holdco, LLC - Series A Membership Interest (c) (d) (k)	321,073
144	LLV Holdco, LLC - Series B Membership Interest (c) (d) (k)	1,732

		322,805

HEALTHCARE - 9.0%
24,000,000	Genesys Ventures IA, LP (c) (d) (k)	40,080,000

HOUSING - 0.2%
368,150	Westgate Investments LLC (c) (k)	854,108

INFORMATION TECHNOLOGY - 0.0%
4,079	Magnachip Semiconductor Corp. (k)	38,872
9,342	New Holding, Inc. (c) (k)	—

		38,872

SERVICE - 0.6%
200,964	Safety-Kleen Systems, Inc. (k)	2,662,777

UTILITY - 0.0%
81,194	Entegra TC LLC (k)	30,448
4,365	GBGH, LLC (c) (k)	—

		30,448

See accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	NexPoint Credit Strategies Fund

Shares		Value ($)

Common Stocks (continued)

WIRELESS COMMUNICATIONS - 0.6%
2,260,529	Pendrell Corp. (k)	2,531,822

	Total Common Stocks (Cost $198,827,354)	76,015,052

Units

Warrants (k) - 0.3%
1,271	GBGH LLC, expires 06/09/14 (c)	—
49,317	IAP Worldwide Services, Inc., Series A, expires 06/12/15 (c)	—
14,444	IAP Worldwide Services, Inc., Series B, expires 06/12/15 (c)	—
7,312	IAP Worldwide Services, Inc., Series C, expires 06/12/15 (c)	—
602	LLV Holdco, LLC, Series C, expires 07/15/15 (c) (d)	—
828	LLV Holdco, LLC, Series D, expires 07/15/15 (c) (d)	—
925	LLV Holdco, LLC, Series E, expires 07/15/15 (c) (d)	—
1,041	LLV Holdco, LLC, Series F, expires 07/15/15 (c) (d)	—
1,179	LLV Holdco, LLC, Series G, expires 07/15/15 (c) (d)	—
80,472	Microvision, Inc., expires 07/23/13	8,852
422	Young Broadcasting Holding Co., Inc., expires 12/24/24	1,266,000

	Total Warrants (Cost $840,742)	1,274,852

Shares

Registered Investment Company - 5.5%
24,375,196	Federated Prime Obligations Fund	24,375,196

	Total Registered Investment Company (Cost $24,375,196)	24,375,196

Total Investments - 139.9%		621,843,841

(Cost of $846,594,234) (l)
Other Assets & Liabilities, Net - (39.9)%		(177,333,852)

Net Assets applicable to Common Shareholders - 100.0%		$444,509,989

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London InterBank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2012. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b)	The issuer is in default of its payment obligation. Income is not being accrued.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $91,982,548, or 20.7% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2012.
(d)	Affiliated issuer. See Note 12.
(e)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(f)	Senior Loan assets have additional unfunded loan commitments. See Note 11.
(g)	Fixed rate senior loan.
(h)	Floating rate asset. The interest rate shown reflects the rate in effect at June 30, 2012.
(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2012, these securities amounted to $137,763,139 or 31.0% of net assets.
(j)	Securities (or a portion of securities) on loan. See Note 10.
(k)	Non-income producing security.
(l)	Cost for U.S. federal income tax purposes is $846,594,234.

EUR	Euro Currency
GBP	Great Britain Pound
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind
PNC	PNC Financial Services

10	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	NexPoint Credit Strategies Fund

Foreign Denominated or Domiciled Senior Loans,

Foreign Denominated Asset Backed Securities

and Foreign Corporate Notes and Bonds

Industry Concentration Table:

(% of Net Assets)

Chemicals	4.7%
Service	2.7%
Transportation – Automotive	2.2%
Financial	0.9%
Information Technology	0.7%
Manufacturing	0.5%
Retail	0.2%
Diversified Manufacturing	0.2%

Total	12.1%

Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Counter- party	Principal Amount Covered by Contracts	Expi- ration	Net Unrealized Appreciation*
Sell	EUR	PNC	11,150,000	08/02/12	$441,634
Sell	GBP	PNC	300,000	08/02/12	13,453

					$455,087

*	The primary risk exposure is foreign exchange contracts. Statement of Assets and Liabilities location: Net unrealized appreciation on forward foreign currency contracts. (see Notes 2 and 14).

See accompanying Notes to Financial Statements.	11

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2012 (unaudited)	NexPoint Credit Strategies Fund

($)
Assets:
Unaffiliated issuers, at value (cost $671,074,428)	536,984,446
Affiliated issuers, at value (cost $175,519,806) (Note 12)	84,859,395

Total investments, at value (cost $846,594,234)	621,843,841
Cash and foreign currency*	134,918
Cash held as collateral for securities loaned (Note 10)	19,860
Net unrealized appreciation on forward foreign currency contracts	455,087
Receivable for:
Investments sold	23,064,723
Dividends & Interest receivable	4,897,563
Other assets	1,018

Total assets	650,417,010

Liabilities:
Notes payable (Notes 7 and 8)	170,000,000
Net discount and unrealized depreciation on unfunded transactions (Note 11)	525,443
Payable upon receipt of securities loaned (Note 10)	19,860
Payables for:
Distributions	93,771
Investments purchased	33,831,069
Investment advisory fee payable (Note 4)	254,807
Administration fee (Note 4)	50,962
Trustees’ fees (Note 4)	10,534
Interest expense (Notes 7 and 8)	770,788
Accrued expenses and other liabilities	349,787

Total liabilities	205,907,021

Net Assets Applicable To Common Shares	444,509,989

Composition of Net Assets:
Par value of common shares (Note 1)	63,881
Paid-in capital in excess of par value of common shares	1,142,932,645
Undistributed net investment income	4,477,569
Accumulated net realized gain/(loss) from investments, forward currency contracts and foreign currency transactions	(478,621,316)
Net unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	(224,342,790)

Net Assets Applicable to Common Shares	444,509,989

Common Shares
Net assets	444,509,989
Shares outstanding (unlimited authorization)	63,881,473
Net asset value per share (Net assets/shares outstanding)	6.96

*	Includes foreign currency held at value of $6,720, with a cost of $6,924.

12	See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (unaudited)	NexPoint Credit Strategies Fund

($)
Investment Income:
Interest from unaffiliated issuers	17,799,544
Interest from affiliated issuers (Note 12)	2,412,437
Dividends	174,839
Securities lending income (Note 10)	194

Total investment income	20,387,014

Expenses:
Investment advisory fees (Note 4)	3,030,236
Administration fees (Note 4)	606,047
Accounting service fees	201,299
Transfer agent fee	43,229
Trustees’ fees (Note 4)	55,812
Custodian fees	34,114
Registration fees	29,799
Reports to shareholders	95,298
Audit fees	70,057
Legal fees	479,834
Insurance expense	109,723
Interest expense (Notes 7 and 8)	1,954,397
Commitment fee expense (Note 7)	11,851
Other expenses	49,698

Total operating expenses	6,771,394

Net investment income	13,615,620

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(17,318,045)
Net realized gain/(loss) on forward foreign currency contracts(1)	1,384,968
Net realized gain/(loss) on foreign currency transactions	(790,823)
Net change in unrealized appreciation/(depreciation) on investments	19,834,369
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 11)	(62,221)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts(1)	(1,298,595)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	(168,515)

Net realized and unrealized gain/(loss) on investments	1,581,138

Net increase in net assets from operations	15,196,758

(1)	The primary risk exposure is foreign exchange contracts (See Notes 2 and 14).

See accompanying Notes to Financial Statements.	13

STATEMENTS OF CHANGES IN NET ASSETS

NexPoint Credit Strategies Fund

	Six Months Ended June 30, 2012 (unaudited) ($)	Year Ended December 31, 2011 ($)
From Operations
Net investment income	13,615,620	29,764,497
Net realized gain/(loss) on investments, forward currency contracts and foreign currency transactions	(16,723,900)	(3,955,560)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currency	18,305,038	(42,227,624)

Net change in net assets from operations	15,196,758	(16,418,687)

Distributions Declared to Common Shareholders
From net investment income	(13,734,517)	(33,689,329)

Total distributions declared to common shareholders	(13,734,517)	(33,689,329)

Share Transactions from Common Shares
Distributions reinvested	—	402,973

Net increase from share transactions from common shares	—	402,973

Total increase (decrease) in net assets from common shares	1,462,241	(49,705,043)

Net Assets Applicable to Common Shares
Beginning of period	443,047,748	492,752,791

End of period (including undistributed net investment income of $4,477,569 and $4,596,466, respectively)	444,509,989	443,047,748

Change in Common Shares
Issued for distributions reinvested	—	52,120

Net increase in common shares	—	52,120

14	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2012 (unaudited)	NexPoint Credit Strategies Fund

($)
Cash Flows Provided by Operating Activities
Net increase in net assets from operations	15,196,758

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(222,717,879)
Proceeds from disposition of investment securities	261,405,269
Net purchases of short-term investment securities	(24,375,196)
Net realized loss on investments from unaffiliated issuers	17,318,045
Net realized loss on foreign currency transactions	790,823
Net change in unrealized appreciation on investments	(19,834,369)
Net change in unrealized depreciation on unfunded transactions	62,221
Net change in unrealized depreciation on forward foreign currency contracts	1,298,595
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currency	168,515
Increase in receivable for investments sold	(20,988,034)
Decrease in interest and fees receivable	56,499
Increase in receivable for securities lending	(6,449)
Decrease in other assets	107,236
Net amortization/(accretion) of premium/(discount)	(2,042,117)
Increase in payable for investments purchased	10,417,564
Decrease in payables to related parties	(382,659)
Decrease in interest payable	(2,102)
Increase in payable upon receipt of securities loaned	6,449
Decrease in other expenses and liabilities	(56,231)

Net cash and foreign currency provided by operating activities	16,422,938

Cash Flows Used in Financing Activities
Decrease in notes payable (Note 7)	(3,000,000)
Distributions paid in cash	(13,751,377)

Net cash flow used in financing activities	(16,751,377)

Effect of exchange rate changes on cash	(237,145)

Net decrease in cash and foreign currency	(565,584)

Cash and Foreign Currency
Beginning of the period	700,502

End of the period	134,918

Supplemental disclosure of cash flow information:
Cash paid during the year for interest	1,956,499

See accompanying Notes to Financial Statements.	15

FINANCIAL HIGHLIGHTS

NexPoint Credit Strategies Fund

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended June 30, 2012 (unaudited)		Years Ended December 31,
Common Shares Per Share Operating Performance:			2011	2010	2009	2008	2007

Net Asset Value, Beginning of Year	$6.94		$7.72	$7.20	$6.51	$17.99	$20.08
Income from Investment Operations:
Net investment income	0.22		0.47	0.59	0.74	1.35	1.71
Net realized and unrealized gain/(loss) on investments	0.02		(0.72)	0.56	0.74	(9.79)	(1.85)

Total from investment operations	0.24		(0.25)	1.15	1.48	(8.44)	(0.14)
Less Distributions Declared to Common Shareholders:
From net investment income	(0.22)		(0.53)	(0.63)	(0.79)	(1.46)	(1.65)
From net realized gains	—		—	—	—	(0.26)	(0.30)

Total distributions declared to common shareholders	(0.22)		(0.53)	(0.63)	(0.79)	(1.72)	(1.95)

Dilutive impact of rights offering	—		—	—	—	(1.32)	—
Net Asset Value, End of Year	$6.96		$6.94	$7.72	$7.20	$6.51	$17.99
Market Value, End of Year	$6.28		$6.18	$7.58	$6.31	$5.70	$15.82
Market Value Total Return(a)	5.13	%(b)	(12.18)%	30.76%	27.69%	(57.84)%	(17.05)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$444,391		$443,048	$492,753	$458,764	$361,211	$621,078
Common Share Information at End of Year:
Ratios based on average net assets of common shares:
Gross operating expenses (including interest and commitment fee expense)	3.02	%(c)	3.15%	3.14%	3.90%	3.78%	4.03%
Interest and commitment fee expense	0.88	%(c)	0.92%	1.01%	1.49%	1.63%	2.16%
Dividend expense from short positions	N/A		N/A	— (d)	— (d)	0.17%	0.03%
Fees and expenses waived	N/A		N/A	(0.14)%	(0.31)%	(0.09)%	—
Net expenses	3.02	%(c)	3.15%	3.00%	3.59%	3.86%	4.06%
Net investment income	6.07	%(c)	6.24%	7.92%	11.09%	11.36%	8.64%
Ratios based on managed net assets of common shares:
Gross operating expenses (including interest and commitment fee expense)	2.23	%(c)	2.27%	2.51%	3.12%	2.69%	2.94%
Interest and commitment fee expense	0.65	%(c)	0.66%	0.81%	1.19%	1.16%	1.58%
Dividend expense from short positions	N/A		N/A	— (d)	— (d)	0.12%	0.02%
Fees and expenses waived	N/A		N/A	(0.11)%	(0.25)%	(0.06)%	—
Net expenses	2.23	%(c)	2.27%	2.40%	2.87%	2.75%	2.96%
Net investment income	4.49	%(c)	4.50%	6.34%	8.88%	8.12%	6.31%
Portfolio turnover rate	37	%(b)	52%	91%	88%	78%	66%

(a)	Based on market value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan.
(b)	Not annualized.
(c)	Annualized.
(d)	Less than 0.005%.

16	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2012	NexPoint Credit Strategies Fund

Note 1. Organization and Operations

NexPoint Credit Strategies Fund (formerly Pyxis Credit Strategies Fund) (the “Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund trades on the New York Stock Exchange under the ticker symbol HCF. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). The Fund commenced operations on June 29, 2006. Effective June 14, 2012, NexPoint Advisors, L.P. (“NexPoint”), an affiliate of Pyxis Capital, L.P. (“Pyxis”), became the investment advisor and administrator to the Fund. Prior to June 14, 2012, Pyxis (“the Former Advisor”) was the investment advisor and administrator to the Fund. NexPoint assumes all duties, rights and obligations of Pyxis under the Fund’s investment advisory agreement, pursuant to a novation agreement among the Fund, Pyxis and NexPoint. This change will not result in any changes to the identity of the Fund’s portfolio managers, the advisory or administrative services fees paid by the Fund or the services to be provided to the Fund.

Investment Objective

The Fund seeks to provide both current income and capital appreciation.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Fund Valuation

The net asset value (“NAV”) of the Fund’s common shares is calculated each week, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Fund’s Board of Trustees (the “Board” or “Trustees”), or its designee, in accordance with procedures approved by the Board. The NAV is calculated by dividing the value of the Fund’s net assets attributable to common shares by the numbers of common shares outstanding.

Valuation of Investments

In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means.

Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Advisors, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

Fair Value Measurements:

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

As of June 30, 2012, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of June 30, 2012 are as follows:

Investments	Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets
Common Stocks
Broadcasting	$20,718,000	$—	$—	$20,718,000
Diversified Media	8,776,220	303,493	—	8,472,727
Gaming/Leisure	322,805	—	—	322,805
Healthcare	40,080,000	—	—	40,080,000
Housing	854,108	—	—	854,108

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

Investments	Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Information Technology	$38,872	$38,872	$—	$—
Service	2,662,777	—	—	2,662,777
Utility	30,448	—	—	30,448
Wireless Communication	2,531,822	2,531,822	—	—
Warrants	1,274,852	—	8,852	1,266,000
Registered Investment Company	24,375,196	24,375,196	—	—
Debt
Senior Loans	323,177,513	—	233,340,164	89,837,349
Asset-Backed Securities	49,878,435	—	—	49,878,435
Corporate Debt	147,122,793	—	128,230,771	18,892,022
Other Financial Instruments*
Forward foreign exchange contracts	455,087	—	455,087	—

Total	$622,298,928	$27,249,383	$362,034,874	$233,014,671

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards, which are valued at the unrealized appreciation/(depreciation) on the investment.

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the six month period ended June 30, 2012.

Assets at Fair Value using unobservable inputs (Level 3)	Balance as of December 31, 2011	Transfers into Level 3	Transfers out of Level 3	Net amortization/ (accretion) of premium/ (discount)	Net realized gains/(losses)	Net unrealized gains/(losses)	Net purchase*	Net sales*	Balance as of June 30, 2012
Common Stocks
Broadcasting	$627,000	$—	$—	$—	$83,694	$137,256	$20,081,250	$(211,200)	$20,718,000
Diversified Media	7,048,340	—	—	—	—	1,424,358	29	—	8,472,727
Gaming/Leisure	2,655,220	—	—	—	—	(2,332,415)	—	—	322,805
Healthcare	41,040,000	—	—	—	—	(960,000)	—	—	40,080,000
Housing	853,312	—	—	—	—	(48,954)	49,750	—	854,108
Metals/Minerals	993,326	—	—	—	527,729	(557,083)	—	(963,972)	—
Service	2,562,295	—	—	—	—	100,482	—	—	2,662,777
Utility	30,448	—	—	—	—	—	—	—	30,448
Preferred Stocks	3,830,442	—	—	—	(9,290,170)	9,959,728	—	(4,500,000)	—
Warrants	2,169,253	—	—	—	228,851	(554,604)	—	(577,500)	1,266,000
Debt
Senior Loans	95,912,547	13,607,392	(11,604,147)	484,465	595,125	873,681	18,829,079	(28,860,793)	89,837,349
Asset-Backed Securities	47,161,139	—	—	(93,650)	153,739	4,817,807	—	(2,160,600)	49,878,435
Corporate Debt	31,025,478	—	—	43,230	(7,034)	(11,825,602)	—	(344,050)	18,892,022
Claims	—	—	—	—	—	(210,914)	211,023	(109)	—

Total	$235,908,800	$13,607,392	$(11,604,147)	$434,045	$(7,708,066)	$823,740	$39,171,131	$(37,618,224)	$233,014,671

* Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

For the six months ended June 30, 2012, total change in unrealized gain/(loss) on Level 3 securities still held at period end and included in the change in net assets was $(9,338,865). For the six months ended June 30, 2012, there were no transfers between Level 1 and Level 2. The Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended June 30, 2012, a net amount of $13,607,392 of the Fund’s portfolio investments were transferred to Level 3 from Level 2 and a net amount of $11,604,147 of the Fund’s portfolio investments were transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of material Level 3 investments:

Fund and Category	Ending Balance at 6/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s)
NexPoint Credit Strategies Fund
Debt	$158,607,806	Third-Party Pricing Vendor		57.31 - 100.1
		Liquidation Analysis	Discount Rate	0.13% - 25%
			A/R Recovery Assumption	45%
		Debt — Loan Spread	Comparable Valuations	511 - 645
			Weighted Comparables	10% - 40%
			Spread on Weighted Avg Discount	3%
		Recovery Analysis	Discount Rate	15%
		Multiple Analysis	Liquidity Discount	28%
		Expected Sale Proceeds	Discount Rate	15%
Common Stocks	73,140,865	Third-Party Pricing Vendor		0.38 - 3,000
		Multiples Analysis	Discount Rate	25%
		Fair Valuation — Multiple Scenarios	Discount Rate	26%
			Scenario Probabilities	25%
Warrants	1,266,000	Third-Party Pricing Vendor		3,000

Total	$233,014,671

The significant unobservable inputs used in the fair value measurement of the Fund’s debt investments are discount rates and accounts receivable recovery assumption. Significant increases or decreases in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency

Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized gain (loss) on foreign currency transaction.

Forward Foreign Currency Contracts

In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee forwards against default. As of June 30, 2012, the open value of the Fund’s forward foreign currency contracts were EUR 11,150,000 and GBP 300,000 and during the six months ended June 30, 2012, the closed notional value were GBP 3,100,000 and EUR 14,569,000.

Short Equity and Bond Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon settlement of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

When short sales are employed, the Fund intends to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Adviser believes possess volatility characteristics similar to those being hedged. In addition, the Fund may use short sales for non-hedging purposes to pursue its investment objective. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets. As of June 30, 2012, the Fund did not have any short sale transactions.

Credit Default Swaps

To the extent consistent with the Fund’s prospectus, the Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller typically pays the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event.

Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage as certain other leveraged transactions, since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. During the six months ended June 30, 2012, there were no credit default swap trades outstanding.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

U.S. Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Semi-Annual Report	21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

Distributions to Shareholders

The Fund plans to pay distributions from Net Investment Income monthly and capital gain distributions annually to common shareholders. To permit the Fund to maintain more stable monthly distributions and annual distributions, the Fund may from time to time distribute less than the entire amount of income and gains earned in the relevant month or year, respectively. The undistributed income and gains would be available to supplement future distributions. Shareholders of the Fund will automatically have all distributions reinvested in Common Shares of the Fund issued by the Fund or purchased in the open market in accordance with the Fund’s Dividend Reinvestment Plan (the “Plan”) unless an election is made to receive cash. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred in connection with open market purchases, and participants requesting a sale of securities through the plan agent of the Plan are subject to a sales fee and a brokerage commission.

Cash and Cash Equivalents

The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities. At June 30, 2012, the Fund had $6,720 of cash and cash equivalents denominated in foreign currencies, with a cost of $6,924.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended December 31, 2011 and December 31, 2010, the past two tax years ends, were as follows:

Distributions paid from:	2011	2010
Ordinary income*	$33,689,329	$40,172,474

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2011, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized (Depreciation)*	Accumulated Capital and Other Losses
$5,069,629	$—	$(248,858,871)	$(454,295,223)

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales.

As of December 31, 2011, the most recent year end, for federal income tax purposes, the Fund had capital loss carryforwards, which will expire in the indicated years:

	Capital Loss Carryforwards***		Expiration Date
	$3,279,930	*	2012
	8,679,337	*	2014
	6,437,279	*	2015
	90,161,614	* **	2016
	282,026,384		2017
	45,893,101		2018
	11,831,412		N/A	+

Total	$448,309,057

*	These capital loss carryforward amounts were acquired in the reorganizations of Prospect Street High Income Portfolio Inc (“PHY”) and Prospect Street Income Shares Inc (“CNN”) into the Fund on July 18, 2008 and are available to offset future capital gains of the Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

**	This capital loss carryforward amount was acquired in the reorganization of Highland Distressed Opportunities, Inc. (“HCD”) into the Fund on June 12, 2009, and is available to offset future capital gains of the Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

***	The Fund’s ability to utilize the capital loss carryforward may be limited.

+	The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act the Fund will be permitted to carry forward indefinitely capital losses incurred in taxable years beginning after December 22, 2010 (Tax Year 2011 for the Fund). However, any losses incurred during those future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

22	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

Unrealized appreciation and depreciation at June 30, 2012, based on cost of investments for U.S. federal income tax purposes was:

Gross unrealized appreciation	$26,586,491
Gross unrealized depreciation	(251,336,884)

Net unrealized depreciation	$(224,750,393)

Note 4. Investment Advisory, Administration, and Trustee Fees

Investment Advisory Fee

Effective June 14, 2012, the Investment Adviser to the Fund receives an annual fee, paid monthly, in an amount equal to 1.00% of the average weekly value of the Fund’s Managed Assets. The Fund’s “Managed Assets” is an amount equal to the total assets of the Fund, including any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Prior to June 14, 2012, the Former Advisor received the same fee arrangement as described above. For its services, the Former Advisor received $2,747,366, which is included in the Investment advisory fees in the Statement of Operations.

Administration Fee

Effective June 14, 2012, the Investment Adviser provides administrative services to the Fund. For its services, the Investment Adviser receives an annual fee, payable monthly, in an amount equal to 0.20% of the average weekly value of the Fund’s Managed Assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). The Investment Adviser pays BNY Mellon directly for these sub-administration services. Prior to June 14, 2012, the Former Advisor received the same fee arrangement as described above. For its services, the Former Advisor received $549,473, which is included in the Administration fees in the Statement of Operations.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Pyxis Fund Complex based on relative net assets. The “Pyxis Fund

Complex” consists of all of the registered investment companies advised by the Investment Adviser and any affiliates as of the period covered by this annual report.

The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.

Note 5. Fund Information

For the six months ended June 30, 2012, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $222,717,879 and $261,405,269, respectively.

Note 6. Senior Loan Participation Commitments

The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities that operate in a variety of industries or geographic regions (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.

When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the Borrower directly. As such, the Fund assumes the credit risk of the Borrowers, as well as of the selling participants or other persons interpositioned between the Fund and the Borrowers. The ability of Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers to meet their obligations may be affected by a number of factors, including economic developments in a specific industry.

At June 30, 2012, the Fund held no loans on participation.

Note 7. Credit Agreement

On February 2, 2011, the Fund entered into a $125,000,000 credit agreement with State Street Bank and Trust Company (the “Credit Agreement”). Concurrent with entering into the Credit Agreement, the Fund agreed to pay a $125,000 structuring fee, which was amortized ratably over the term of the agreement. As of June 30, 2012, $11,851 of structuring fee is included in commitment fee expense on the Statement of Operations. The terms of the Credit Agreement require the Fund to pay 0.15% on the uncommitted balance and pay a spread of 1.25% over LIBOR on amounts borrowed. In connection with the execution of the Credit Agreement, the

Semi-Annual Report	23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

Fund amended the agreement with the holders of the Notes (the “Amendment”) (see Note 8) to allow for a secured credit facility provider.

On January 31, 2012, the Fund entered into an amendment (the “Second Amendment”), extending the Credit Agreement termination date from January 31, 2012, to January 29, 2013. Additionally, the spread over LIBOR on amounts borrowed declined from 1.25% to 1.15%. As of June 30, 2012, the fair value of the outstanding Credit Agreement was estimated to be $50,494,817, and would be categorized as Level 2 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 1 year risk free rate.

For the six month period ended June 30, 2012, the average daily loan balance was $37,967,033 at a weighted average interest rate of 1.39%, excluding any commitment fee. With respect to these borrowings, interest expense of $250,397 and uncommitted balance fee of $66,000 are included in interest expense in the Statement of Operations.

Note 8. Floating Rate Series A Senior Secured Notes

On April 16, 2010, the Fund issued $120,000,000 principal amount of floating rate Series A senior unsecured notes (“Notes”). The Notes bear interest, payable quarterly, at the rate of 3 month LIBOR, subject to a LIBOR floor of 1.00%, plus 1.70%, to maturity on April 16, 2015. As of June 30, 2012, the carrying value of the outstanding Notes was $120 million, excluding accrued interest that was owed at that date. As of June 30, 2012, the fair value of the outstanding Notes was estimated to be $124,377,602, and would be categorized as Level 2 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 5 year risk free rate.

The Amendment changed the status of the Notes from unsecured to secured pari pasu with State Street Bank and Trust Company.

The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established in the Notes agreement. The Fund is required under the 1940 Act to maintain asset coverage for the Notes and Credit Agreement at 300%. The Fund may prepay the Notes at any time, and is subject to the following prepayment penalty on any amounts prepaid: 2.00% in the first two years, 1.00% in year three, and 0% thereafter.

The interest rate charged at June 30, 2012, was 2.70%. The average daily note balance was $120,000,000 at a weighted average interest rate of 2.70%. With respect to the Notes, interest expense of $1,638,000 is included in interest expense in the Statement of Operations.

Note 9. Asset Coverage

The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement and the Notes.

Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding	% of Asset Coverage of Indebtedness
06/30/2012	$170,000,000	361.4%
12/31/2011	173,000,000	356.1
12/31/2010	120,000,000	510.6
12/31/2009	112,000,000	509.6
12/31/2008	141,000,000	356.2
12/31/2007	248,000,000	350.4

Note 10. Securities Loans

The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the bid value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral and receives a fee from the borrower. As of June 30, 2012, the market value of securities loaned by the Fund was $2,483. The loaned securities were secured with cash collateral of $19,860, which was invested in the BlackRock Institutional Money Market Trust.

Note 11. Unfunded Loan Commitments

As of June 30, 2012 the Fund had unfunded loan commitments of $2,877,675, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment
LLV Holdco, LLC	$877,675
Sorenson Communications, Inc.	2,000,000

24	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of June 30, 2012 the Fund recognized net discount and unrealized depreciation on unfunded transactions of $(525,443). The net change in unrealized depreciation on unfunded transactions of $(62,221) is recorded in the Statement of Operations.

Note 12. Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of June 30, 2012:

	Par Value at June 30, 2012	Shares at June 30, 2012	Market Value
Issuer			December 31, 2011	June 30, 2012	Affiliated Income	Purchases	Sales
ComCorp Broadcasting, Inc. (Senior Loans)*	$37,331,876	—	$37,232,080	$36,335,115	$1,856,137	$98,612	$2,211,677
Communications Corp of America (Common Stock)	—	2,010,616	—	—	—	—	—
Genesys Ventures IA, LP (Common Stock)	—	24,000,000	41,040,000	40,080,000	—	—	—
LLV Holdco, LLC (Senior Loans)	7,266,478	—	6,363,641	6,721,492	464,234	1,053,417	—
LLV Holdco, LLC (Senior Loans)	1,399,073	—	527,212	1,399,983	92,066	828,924	—
LLV Holdco, LLC — Series A Membership Interest (Common Stock)	—	26,712	2,640,973	321,073	—	—	—
LLV Holdco, LLC — Series B Membership Interest (Common Stock)	—	144	14,247	1,732	—	—	—
LLV Holdco, LLC — Litigation Trust Units (Common Stock)	—	13	—	—	—	—	—
LLV Holdco, LLC — Series C Membership Interest (Warrants)	—	602	—	—	—	—	—
LLV Holdco, LLC — Series D Membership Interest (Warrants)	—	828	—	—	—	—	—
LLV Holdco, LLC — Series E Membership Interest (Warrants)	—	925	—	—	—	—	—
LLV Holdco, LLC — Series F Membership Interest (Warrants)	—	1,041	—	—	—	—	—
LLV Holdco, LLC — Series G Membership Interest (Warrants)	—	1,179	—	—	—	—	—

	$45,997,427	26,042,060	$87,818,153	$84,859,395	$2,412,437	$1,980,953	$2,211,677

*	Company is a wholly owned subsidiary of Communications Corp. of America.

Note 13. Indemnification

The Fund has a variety of indemnification obligations under contracts with its service providers and certain counterparties. The Fund’s maximum exposure under these arrangements is unknown. The Board has approved the advancement of certain expenses to a service provider in connection with pending litigation subject to various undertakings and reporting requirements.

Note 14. Disclosure of Significant Risks and Contingencies

Concentration Risk

The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund’s portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

Non-Payment Risk

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment, and a potential decrease in the net asset value of the Fund.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are

Semi-Annual Report	25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

Illiquidity of Investments Risk

The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Troubled, Distressed or Bankrupt Companies Risk

The Fund invests in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Leverage Risk

The Fund uses leverage (see Notes 7 and 8) through borrowings from notes and a credit facility, and may also use leverage through the issuances of preferred shares. The use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, either through the issuance of preferred shares, borrowing or other forms of market exposure, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. Insofar as the Fund employs leverage in its investment operations, the Fund will be subject to substantial risks of loss.

Foreign Securities Risk

Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund’s portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

Forward Currency Contracts Risk

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward contracts to gain exposure to, or hedge against changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counter-party credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee the forwards against default.

Emerging Markets Risk

Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in foreign securities to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interest.

Derivatives Risk

Derivative transactions in which the Fund may engage for hedging or speculative purposes to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use derivative transactions depends on the Investment Adviser’s ability to predict pertinent market

26	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

movements, which can not be assured. Thus, the use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell.

Investments in Swaps Risk

Investments in swaps involve the exchange with another party of commitments to pay a stream of payments. The use of swaps subjects the Fund to the risk of default by the counterparty. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event the counterparty is insolvent. However, the swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. The Fund may enter into total return swaps, credit default swaps, currency swaps or other swaps which may be surrogates for other instruments such as currency forwards or options.

Regulatory Risk

Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Counterparty Credit Risk

Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payment according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivatives financial instruments, the Fund is exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Short Selling Risk

Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. The Fund will profit from declines in the market prices of securities sold short to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase.

Note 15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events that would materially impact the financial statements as presented.

Semi-Annual Report	27

ADDITIONAL INFORMATION (unaudited)

June 30, 2012	NexPoint Credit Strategies Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting BNY Mellon (the “Plan Agent”), as agent for shareholders in administering the Fund’s dividend reinvestment plan (the “Plan”), all dividends declared for Common Shares of the Fund will be automatically reinvested by BNY Mellon in additional Common Shares of the Fund. If a registered owner of Common Shares elects not to participate in the Plan, they will receive all dividends in cash paid by check mailed directly to them (or, if the shares are held in street or other nominee name, then to such nominee) by BNY Mellon, as dividend disbursing agent. Shareholders may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions or by contacting BNY Mellon, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on the shareholders’ behalf and may reinvest that cash in additional Common Shares of the Fund for them.

The Plan Agent will open an account for each shareholder under the Plan in the same name in which such shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“newly issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere.

If, on the payment date for any dividend, the market price per Common Share plus estimated brokerage commissions is greater than the net asset value per Common Share (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued Common Shares, including fractional shares, on behalf of the participants. The number of newly issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value per Common Share is less than 95% of the market price per Common Share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the payment date.

If, on the payment date for any dividend, the net asset value per Common Share is greater than the market value per common share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in Common Shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 120 days after the payment date for such dividend, whichever is sooner (the “last purchase date”), to invest the dividend amount in Common Shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly dividends. Therefore, the period during which open-market purchases can be made will exist

28	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

only from the payment date of each dividend through the date before the “ex-dividend” date of the third month of the quarter. If, before the Plan Agent has completed its open-market purchases, the market price of a Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued Common Shares on the dividend payment date. Because of the foregoing difficulty with respect to open market purchases, if the Plan Agent is unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued Common Shares at the net asset value per Common Share at the close of business on the last purchase date; provided that, if the net asset value per Common Share is less than 95% of the market price per Common Share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Accordingly, any taxable dividend received by a participant that is reinvested in additional Common Shares will be subject to federal (and possibly state and local) income tax even though such participant will not receive a corresponding amount of cash with which to pay such taxes. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and pay a brokerage commission of $0.05 per share sold.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at BNY Mellon, 301 Bellevue Parkway, Wilmington, Delaware 19809; telephone (877) 665-1287.

Approval of Novation of Investment Advisory Agreement

The Trustees, including the Independent Trustees, approved the novation of the Fund’s investment advisory agreement from Pyxis to NexPoint (the “Novation”) at a meeting held on June 8, 2012. In reviewing the Novation, the Board determined that NexPoint would provide the same services and the same level of service as Pyxis. (See also Note 1.)

Semi-Annual Report	29

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

NexPoint Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough MA 01581

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Ross Avenue, Suite 1800

Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of NexPoint Credit Strategies Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.NexPointAdvisors.com.

On June 12, 2012, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive officer and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting, as applicable.

30	Semi-Annual Report

4400 Computer Drive

Westborough, MA 01581-1722

NexPoint Credit Strategies Fund

Semi-Annual Report, June 30, 2012

www.nexpointadvisors.com

NexPoint-HCF-SEMI-6/12

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         NexPoint Credit Strategies Fund (formerly, Pyxis Credit Strategies Fund)

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Executive Vice President and Principal Executive Officer
(principal executive officer)

Date     9/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Executive Vice President and Principal Executive Officer (principal executive officer)

Date     9/5/12

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)

Date     9/5/12

*	Print the name and title of each signing officer under his or her signature.